Property, plant and equipment	12 Months Ended
Dec. 31, 2021
Property, plant and equipment.
Property, plant and equipment

13            Property, plant and equipment

.	December 31, 2021	December 31, 2020
IT equipment	35,230	15,407
Furniture and fixtures	6,283	6,364
Vehicles	-	27
Hardware devices	-	291
Leasehold improvements (a)	16,051	16,460
Property, plant and equipment in progress	157	222
Total	57,721	38,771
(a)	Improvements are depreciated on a straight-line basis based over the duration of the lease agreement.

The changes in the balances are as follows:

.	IT equipment	Furniture and fixtures	Vehicles	Leasehold improvements	In progress	Hardware devices	Total
Cost:
Balance as of January 1, 2020	24,013	11,903	295	22,345	14	-	58,570
Exchange rate changes	1,285	760	69	1,155	-	-	3,269
Additions	11,315	1,365	-	461	5,998	487	19,626
Disposals	(1,761)	(1,091)	(278)	(1,352)	(103)	-	(4,585)
Transfers	-	4	-	5,683	(5,687)	-	-
Balance as of December 31, 2020	34,852	12,941	86	28,292	222	487	76,880
Exchange rate changes	386	176	-	375	37	-	974
Spin-off	(128)	(4)	-	-	(313)	(625)	(1,070)
Addition due to business combination (note 9)	7,379	1,018	-	752	-	-	9,149
Additions	22,527	301	-	1,052	1,724	138	25,742
Disposals	(1,376)	(563)	(86)	(909)	(160)	-	(3,094)
Transfers	-	-	-	1,353	(1,353)	-	-
Balance as of December 31, 2021	63,640	13,869	-	30,915	157	-	108,581

Depreciation:
Balance as of January 1, 2019	(15,151)	(5,340)	(159)	(7,194)	-	-	(27,844)
Effect of movements in exchange rates	(48)	(22)	(5)	(21)	-	-	(96)
Investment spin-off	575	80	-	361	-	-	1,016
Depreciation	(3,850)	(1,486)	(78)	(2,928)	-	-	(8,342)
Disposals	3,382	1,088	133	21	-	-	4,624
Balance as of December 31, 2019	(15,092)	(5,680)	(109)	(9,761)	-	-	(30,642)
Exchange rate changes	(565)	(207)	(28)	(154)	-	-	(954)
Additions	(5,386)	(1,616)	(50)	(3,245)	-	(196)	(10,493)
Disposals	1,598	926	128	1,328	-	-	3,980
Balance as of December 31, 2020	(19,445)	(6,577)	(59)	(11,832)	-	(196)	(38,109)
Exchange rate changes	(214)	(42)	-	57	-	-	(199)
Spin-off	10	2	-	-	-	280	292
Additions	(9,625)	(1,451)	(5)	(3,908)	-	(84)	(15,073)
Disposals	864	482	64	819	-	-	2,229
Balance as of December 31, 2021	(28,410)	(7,586)	-	(14,864)	-	-	(50,860)
Balance as of:
December 31, 2020	15,407	6,364	27	16,460	222	291	38,771
December 31, 2021	35,230	6,283	-	16,051	157	-	57,721

The Group does not have property, plant or equipment pledged as collateral.